Share Capital and Share Premium - Summary of Movements in the Company's Share Capital and Share Premium (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 3,928
Issuance of ordinary shares for conversion of preferred shares	240,434
Issuance of ordinary shares for initial public offering, net of issuance cost	450,085
Issuance of ordinary shares for private placement by Genscript	12,000
Exercise of share option	1,886
Ending balance	$ 708,333
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance | shares	200,000,000
Issuance of ordinary shares for conversion of preferred shares | shares	20,907,282
Issuance of ordinary shares for initial public offering, net of issuance cost | shares	42,377,500
Issuance of ordinary shares for private placement by Genscript | shares	1,043,478
Exercise of share option | shares	1,681,996
Ending balance | shares	266,010,256
Share Capital
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	$ 20
Issuance of ordinary shares for conversion of preferred shares	2
Issuance of ordinary shares for initial public offering, net of issuance cost	4
Exercise of share option	1
Ending balance	27
Share Premium
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	3,908
Issuance of ordinary shares for conversion of preferred shares	240,432
Issuance of ordinary shares for initial public offering, net of issuance cost	450,081
Issuance of ordinary shares for private placement by Genscript	12,000
Exercise of share option	1,885
Ending balance	$ 708,306